EARNINGS PER SHARE (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Dec. 31, 2010 EUR (€)
Earnings Per Share Details [Abstract]
Net loss attributable to NBG shareholders	$ (3,315,682)	€ (2,537,491)	€ (14,539,668)	€ (354,772)
Dividends to preference shares		0	0	(71,558)
Net loss attributable to ordinary shareholders		€ (2,537,491)	€ (14,539,668)	€ (426,330)
Weighted average ordinary shares outstanding for basic earnings per share	955,909,298	955,909,298	955,341,356	762,275,390
Adjusted weighted average ordinary shares outstanding for dilutive earnings per share	955,909,298	955,909,298	955,341,356	762,275,390
Basic earnings / (losses) per share	$ (3.46)	€ (2.65)	€ (15.22)	€ (0.56)
Diluted earnings / (losses) per share	$ (3.46)	€ (2.65)	€ (15.22)	€ (0.56)
Adjustment factor to reflect the additional shares relating to the stock dividend and the effect of the bonus element in the share capital increase in 2010				1.1769